Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On April 1, 2022, the parties amended the Merger Agreement, as discussed in Note 6.

On June 16, 2022, the Company’s shareholders redeemed 15,994,982 shares of common stock subject to possible redemption. As a result of the redemption, the Company paid the redeeming shareholders approximately $10.20 per share, or $163,148,816 in the aggregate. Following the redemption, the Company has 5,567,518 shares of common stock outstanding, which consists of 1,255,018 shares sold in the Company’s IPO and 4,312,500 privately placed founder shares. Following the redemption, the Company has approximately $12.8 million held in its trust account for the benefit of non-redeeming public shareholders.

As a result of the foregoing redemption, the Sponsors own 75.8% of the issued and outstanding shares of VTAQ Common Stock. The Sponsors and the directors and officers of VTAQ have agreed to vote any shares of VTAQ Common Stock owned by them in favor of the Business Combination Proposal.

On June 16, 2022, the Company amended its Investment Trust Agreement to (i) extend the date on which the Trustee must liquidate the trust account established in connection with the Company’s Initial Public Offering if the Company has not completed its initial business combination from June 30, 2022 to September 30, 2022, and (ii) allow the Company, without another stockholder vote, to elect to extend such date by an additional three months, from September 30, 2022 to December 30, 2022.

On June 16, 2022, pursuant to a vote of stockholders, the Company amended and restated its certificate of incorporation to (i) extend the date by which the Company has to consummate a business combination for three months, from June 30, 2022 to September 30, 2022 and (ii) allow the Company, without another stockholder vote, to elect to extend the date to consummate a business combination for an additional three months, from September 30, 2022 to December 30, 2022.

Amendment No. 2 to the Merger Agreement

On July 25, 2022, the Company, Ventoux Merger Sub I Inc., Ventoux Merger Sub II LLC, and E La Carte, Inc. (“Presto”) entered into a second amendment (“Amendment No. 2”) to that certain Agreement and Plan of Merger dated November 10, 2021 (the “Merger Agreement”), as amended on April 1, 2022 by Amendment No. 1 to the Merger Agreement. Amendment No. 2 amends the Merger Agreement to, among other things:

•        lower the equity valuation of Presto from $800 million to $525 million;

•        provide for the treatment of outstanding restricted stock units of Presto at the Effective Time;

•        amend the dates of expiry in respect of the initial term of each class of directors of the Acquiror Board post-Closing; and

•        extend the termination date of the Merger Agreement from August 31, 2022 to December 31, 2022.

Amendment to Sponsor Support Agreement

Concurrently with the execution of Amendment No. 2, Ventoux Acquisition Holdings LLC and Chardan International Investments, LLC, respectively (the “Sponsors”), entered into an amended and restated Sponsor Support Agreement (the “Amended and Restated Sponsor Support Agreement”). The Amended and Restated Sponsor Support Agreement amends the original Sponsor Support Agreement to:

•        subject a total of 444,500 founder shares (the “Sponsors’ Earnout Shares”) held by the Sponsors to vesting over a five-year period, such that four equal portions of the Sponsors’ Earnout Shares will vest when the volume weighted average price (the “VWAP”) of the Company’s common stock (the “Common Stock”) post-business combination is over $12.00, $15.00, $20.00 and $25.00, respectively, for any 40 trading days within any 60 trading day period within five years after the closing of the business combination;

•        subject any vested founder shares (initially an aggregate of 2,689,187 shares) held by Sponsors to an 18-month lockup period; and

•        waive any adjustment of the exercise price of the private placement warrants held by the Sponsors pursuant to Section 4.4.2 of the Company’s warrant agreement, dated as of December 23, 2020 (the “Warrant Agreement”).

Amendment to Support Agreement

Concurrently with the execution of Amendment No. 2, certain stockholders of Presto (“Stockholders”) entered into an amended and restated Support Agreement (the “Amended and Restated Support Agreement”) with Presto and Ventoux. The Amended and Restated Support Agreement amends the original Support Agreement to subject any shares of Common Stock held by the Stockholders as of and immediately following the Closing Date to an 18-month lockup period.

Amended and Restated Subscription Agreements and Form of Indenture

Concurrently with the execution of Amendment No. 2, the Company entered into certain new and amended and restated equity subscription agreements, each dated as of July 25, 2022 (the “Equity Subscription Agreements”), with certain accredited investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to or substantially concurrently with the closing of the Company’s business combination (the “Closing”), an aggregate of 7,667,437 shares of Common Stock for an aggregate consideration of $60.0 million Of 14 Equity Subscription Agreements, 11, representing a total investment of

$6.9 million, were entered into by current Presto investors and directors and officers. The remaining Equity Subscription Agreements representing a total investment of $53.1 million were entered into with investors that are unaffiliated with the Company, its Sponsors, Presto or any of their affiliates, which includes a $50 million investment from an entity affiliated with Cleveland Avenue, LLC (“Cleveland Avenue”) at an effective price per share of $7.14. The effective price per share of Cleveland Avenue’s investment takes into account (i) the subscription of 6,593,687 shares of Common Stock for an aggregate purchase price of $50 million and (ii) the transfer of 406,313 Founder Shares by the Sponsors to Cleveland Avenue for nominal consideration. As a result, the exercise price of Ventoux’s public warrants will be reduced from $11.50 per share to $8.21 per share pursuant to the Warrant Agreement. Each of the previously outstanding subscription agreements executed by the Company with certain accredited investors on November 10, 2021 that were not amended and restated were cancelled. The Equity Subscription Agreements provide that the Company (or its successor) must file a registration statement with the SEC to register the resale of the subscribed common stock no later than 30 days after the Closing Date. In connection with the execution and delivery of the Equity Subscription Agreements, the Sponsors agreed to transfer, or cause to be transferred, 1,088,813 Founder Shares to certain of the subscribers. The Company has agreed that these Founder Shares will be included in the registration statement referenced above.

Concurrently with the execution of Amendment No. 2, the Company also entered into an amended and restated convertible note subscription agreement (the “Amended and Restated Convertible Note Subscription Agreement” and, together with the Amended and Restated Equity Subscription Agreements, the “Amended and Restated Subscription Agreements”), dated as of July 25, 2022, with an institutional accredited investor (the “Note Investor”), pursuant to which the Company and the Note Investor agreed to, among other things:

•        decrease the aggregate principal amount of convertible notes (the “Notes”) from $55 million to $25 million;

•        increase the warrants issuable to the Note Investor from 1,000,000 warrants to 1,500,000 warrants (the “Note Financing Warrants”);

•        amend the conversion terms of the Note such that the Notes are initially convertible into Common Stock at a price equal to $11.50;

•        in addition to the other closing conditions set forth therein, condition the closing of the transactions contemplated by the Amended and Restated Convertible Note Subscription Agreement to the Company having cash and cash equivalents of $45 million;

•        increase the interest payable under the Notes to 20.0% per annum, of which 15.0% will be payable in cash and 5.0% will be payable in kind; and

•        increase the number of founder shares to be transferred from the Sponsors to the Note Investor from 300,000 founder shares to 600,000 founder shares.

The Indenture governing the Notes will contain certain customary negative covenants, including limitations on indebtedness, restricted payments, liens, asset sales and transactions with affiliates. The Indenture will also require that the Company maintain a minimum cash balance of $30 million and limit cash expenditures on acquisitions and investments to $30 million, in each case, until the Company achieves positive consolidated EBITDA (as calculated in the Indenture) for two consecutive quarters, at which point such covenants will be suspended.

Amended and Restated Warrant Agreement

At the Closing, the Company, the Sponsors and Continental Stock Transfer & Trust Company, as warrant agent, will enter into an amended and restated warrant agreement (the “Amended and Restated Warrant Agreement”) to reflect the issuance of the Note Financing Warrants. In addition, the Amended and Restated Warrant Agreement also provides that 900,000 of the Sponsors’ 6,675,000 private placement warrants will be cancelled. Each Note Financing Warrant and each private placement warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and each public warrant is exercisable for one share of Common Stock at an exercise price of $8.21 per share.

Amended and Restated Registration Rights Agreement

At the Closing, the Company, the Sponsors, the Note Investor, certain investors and other holders of Presto capital stock, including Cleveland Avenue (the “Presto Holders” and together with the Sponsors and the investors, the “Holders”) will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”). Pursuant to the terms of the Amended and Restated Registration Rights Agreement, the Company will be obligated to file a registration statement to register the resale of certain securities of the Company held by the Holders. The Amended and Restated Registration Rights Agreement also provides the Holders with certain “demand” and “piggy-back” registration rights, subject to certain requirements and customary conditions.

Governance Agreement

At the Closing, the Company, Rajat Suri, REMUS Capital, an affiliate of Presto, Cleveland Avenue and certain other parties set forth therein, will enter into a Governance Agreement (the “Governance Agreement”) to provide for certain governance rights and address certain governance matters relating to the Company. The Governance Agreement will provide each of Mr. Suri, Cleveland Avenue and REMUS Capital with the right to nominate one individual to the Company’s board of directors, subject to certain qualifications, requirements and exceptions as set forth therein, including varying equity holding threshold requirements.

Stock Compensation

There has not been any stock compensation since March 31, 2022.

NOTE 11. SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.